UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
United Technologies Corp.	70,011	$8,051,265

		$8,051,265

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	125,756	$9,417,867

		$9,417,867

Banks — 5.7%
Bank of America Corp.	689,296	$12,331,505
JPMorgan Chase & Co.	208,887	13,072,149
PNC Financial Services Group, Inc. (The)	80,499	7,343,924

		$32,747,578

Beverages — 2.2%
Constellation Brands, Inc., Class A(2)	130,999	$12,860,172

		$12,860,172

Biotechnology — 3.4%
Celgene Corp.(2)	88,160	$9,861,577
Gilead Sciences, Inc.(2)	106,318	10,021,535

		$19,883,112

Chemicals — 2.2%
LyondellBasell Industries NV, Class A	50,341	$3,996,572
Monsanto Co.	74,377	8,885,820

		$12,882,392

Communications Equipment — 2.4%
QUALCOMM, Inc.	185,840	$13,813,487

		$13,813,487

Consumer Finance — 3.6%
American Express Co.	126,768	$11,794,495
Discover Financial Services	133,636	8,751,821

		$20,546,316

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	276,159	$12,918,718

		$12,918,718

Electric Utilities — 1.6%
NextEra Energy, Inc.	86,364	$9,179,630

		$9,179,630

Electrical Equipment — 1.4%
Emerson Electric Co.	129,490	$7,993,418

		$7,993,418

Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	495,668	$11,365,667

		$11,365,667

Energy Equipment & Services — 0.8%
FMC Technologies, Inc.(2)	95,343	$4,465,866

		$4,465,866

Security	Shares	Value
Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	94,873	$13,448,248
CVS Health Corp.	70,120	6,753,257

		$20,201,505

Food Products — 2.6%
Hershey Co. (The)	62,485	$6,494,066
Mondelez International, Inc., Class A	238,144	8,650,581

		$15,144,647

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	198,189	$8,922,469
Covidien PLC	65,175	6,666,099
Medtronic, Inc.	68,521	4,947,216

		$20,535,784

Health Care Technology — 1.4%
Cerner Corp.(2)	125,013	$8,083,341

		$8,083,341

Household Durables — 1.1%
Mohawk Industries, Inc.(2)	39,107	$6,075,664

		$6,075,664

Industrial Conglomerates — 3.4%
Danaher Corp.	133,958	$11,481,540
Roper Industries, Inc.	50,437	7,885,825

		$19,367,365

Insurance — 4.4%
ACE, Ltd.	80,499	$9,247,725
Aflac, Inc.	144,518	8,828,605
MetLife, Inc.	133,629	7,227,992

		$25,304,322

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.(2)	51,885	$16,102,510

		$16,102,510

Internet Software & Services — 5.1%
Facebook, Inc., Class A(2)	91,902	$7,170,194
Google, Inc., Class C(2)	42,550	22,398,320

		$29,568,514

IT Services — 2.1%
Visa, Inc., Class A	45,884	$12,030,785

		$12,030,785

Machinery — 1.7%
Caterpillar, Inc.	62,255	$5,698,200
Deere & Co.	48,660	4,304,950

		$10,003,150

Media — 5.2%
Comcast Corp., Class A	190,936	$11,076,197
Live Nation Entertainment, Inc.(2)	264,173	6,897,557
Walt Disney Co. (The)	128,873	12,138,548

		$30,112,302

Multi-Utilities — 1.6%
Sempra Energy	84,096	$9,364,931

		$9,364,931

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	103,120	$8,507,400
Devon Energy Corp.	145,870	8,928,703

Security	Shares	Value
Exxon Mobil Corp.	105,761	$9,777,604
Occidental Petroleum Corp.	97,792	7,883,013
Range Resources Corp.	85,217	4,554,849

		$39,651,569

Pharmaceuticals — 6.0%
Johnson & Johnson	53,401	$5,584,143
Merck & Co., Inc.	240,685	13,668,501
Perrigo Co. PLC	58,503	9,779,361
Roche Holding AG PC	19,803	5,365,468

		$34,397,473

Real Estate Investment Trusts (REITs) — 2.4%
Simon Property Group, Inc.	74,952	$13,649,509

		$13,649,509

Semiconductors & Semiconductor Equipment — 1.4%
NXP Semiconductors NV(2)	106,441	$8,132,092

		$8,132,092

Software — 4.1%
Microsoft Corp.	303,258	$14,086,334
Oracle Corp.	215,706	9,700,299

		$23,786,633

Specialty Retail — 1.4%
TJX Cos., Inc. (The)	120,025	$8,231,315

		$8,231,315

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	217,380	$23,994,404

		$23,994,404

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	110,319	$10,607,172

		$10,607,172

Tobacco — 1.9%
Altria Group, Inc.	227,196	$11,193,947

		$11,193,947

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.(2)	136,909	$3,688,328

		$3,688,328

Total Common Stocks (identified cost $500,340,789)		$575,352,750

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$3,399	$3,398,513

Total Short-Term Investments (identified cost $3,398,513)		$3,398,513

Total Investments — 100.3% (identified cost $503,739,302)		$578,751,263

Covered Call Options Written — (0.3)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	995	$46.00	1/17/15	$(27,860)
ACE, Ltd.	405	120.00	1/17/15	(3,037)
Altria Group, Inc.	1,140	51.00	1/23/15	(24,510)
Amazon.com, Inc.	255	337.50	1/30/15	(144,713)
American Express Co.	480	95.00	1/9/15	(15,600)
Anadarko Petroleum Corp.	515	95.00	2/20/15	(63,603)
Apple, Inc.	1,085	121.00	1/30/15	(98,193)
Bank of America Corp.	3,470	18.50	1/30/15	(72,870)
C.H. Robinson Worldwide, Inc.	630	85.00	2/20/15	(15,750)
Caterpillar, Inc.	310	98.00	1/30/15	(15,965)
Celgene Corp.	440	125.00	1/17/15	(13,420)
Cerner Corp.	625	67.50	1/17/15	(12,500)
Comcast Corp., Class A	960	59.50	1/23/15	(60,480)
Constellation Brands, Inc., Class A	660	100.00	2/20/15	(166,650)
Corning, Inc.	2,495	23.50	1/23/15	(58,633)
Costco Wholesale Corp.	475	147.00	1/2/15	(2,137)
CVS Health Corp.	350	97.50	1/17/15	(28,525)
Danaher Corp.	670	87.50	1/17/15	(31,825)
Deere & Co.	245	92.00	1/23/15	(7,472)
Devon Energy Corp.	730	71.50	1/2/15	(1,460)
Discover Financial Services	670	70.00	2/20/15	(33,500)
Emerson Electric Co.	650	67.50	1/17/15	(1,625)
Exxon Mobil Corp.	530	96.00	1/23/15	(29,680)
Facebook, Inc., Class A	460	80.00	1/9/15	(20,240)
FMC Technologies, Inc.	480	60.00	1/17/15	(6,000)
Gilead Sciences, Inc.	535	112.00	1/9/15	(2,407)
Google, Inc., Class C	210	552.50	1/2/15	(525)
Hershey Co. (The)	315	105.00	2/20/15	(70,718)
Johnson & Johnson	265	111.00	1/9/15	(927)
JPMorgan Chase & Co.	1,050	64.00	1/9/15	(14,175)
LyondellBasell Industries NV, Class A	250	90.00	2/20/15	(20,625)
Medtronic, Inc.	345	76.00	1/23/15	(12,247)
Merck & Co., Inc.	1,220	62.50	1/17/15	(5,490)
MetLife, Inc.	670	58.50	1/9/15	(2,345)
Microsoft Corp.	1,515	49.50	1/30/15	(43,178)
Mohawk Industries, Inc.	195	160.00	1/17/15	(32,662)
Mondelez International, Inc., Class A	1,205	40.00	1/17/15	(4,217)
Monsanto Co.	370	125.00	1/30/15	(29,230)
NextEra Energy, Inc.	435	110.00	2/20/15	(70,688)
NIKE, Inc., Class B	555	99.00	1/30/15	(45,788)
NXP Semiconductors NV	535	85.00	2/20/15	(70,888)
Occidental Petroleum Corp.	490	87.50	2/20/15	(46,550)
Oracle Corp.	1,085	47.00	1/23/15	(15,190)
PNC Financial Services Group, Inc. (The)	405	97.50	2/20/15	(13,365)
QUALCOMM, Inc.	935	75.00	1/17/15	(82,280)
Roper Industries, Inc.	250	165.00	2/20/15	(43,750)
Sempra Energy	420	115.00	2/20/15	(72,450)
Simon Property Group, Inc.	375	195.00	2/20/15	(16,875)
TJX Cos., Inc. (The)	600	72.50	2/20/15	(43,500)
United Technologies Corp.	350	121.00	1/30/15	(21,525)
Verizon Communications, Inc.	855	47.50	1/23/15	(26,077)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Visa, Inc., Class A	230	$275.00	1/17/15	$(8,970)
Walt Disney Co. (The)	645	95.00	1/17/15	(68,370)

Total Covered Call Options Written (premiums received $2,803,446)				$(1,841,260)

Other Assets, Less Liabilities — 0.0%(4)				$40,617

Net Assets — 100.0%				$576,950,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2014 was $1,483.

(4)	Amount is less than 0.05%.

Written options activity for the fiscal year to date ended December 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	33,675	$2,526,708
Options written	92,030	6,305,165
Options terminated in closing purchase transactions	(50,425)	(3,172,093)
Options expired	(39,245)	(2,856,334)

Outstanding, end of period	36,035	$2,803,446

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,841,260.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$503,897,777

Gross unrealized appreciation	$84,733,770
Gross unrealized depreciation	(9,880,284)

Net unrealized appreciation	$74,853,486

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$71,128,963	$—		$—	$71,128,963
Consumer Staples	59,400,271	—		—	59,400,271
Energy	44,117,435	—		—	44,117,435
Financials	92,247,725	—		—	92,247,725
Health Care	77,534,242	5,365,468		—	82,899,710
Industrials	54,833,065	—		—	54,833,065
Information Technology	122,691,582	—		—	122,691,582
Materials	12,882,392	—		—	12,882,392
Telecommunication Services	16,607,046	—		—	16,607,046
Utilities	18,544,561	—		—	18,544,561
Total Common Stocks	$569,987,282	$5,365,468	*	$—	$575,352,750
Short-Term Investments	$—	$3,398,513		$—	$3,398,513
Total Investments	$569,987,282	$8,763,981		$—	$578,751,263

Liability Description
Covered Call Options Written	$(1,841,260)	$—		$—	$(1,841,260)
Total	$(1,841,260)	$—		$—	$(1,841,260)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015